Leases payable and related obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Leases payable and related obligations (Details) [Line Items]
Agreement term	15 years
Lease liabilities	R$ 249,151
Right-of-Use Assets [Member]
Leases payable and related obligations (Details) [Line Items]
Lease liabilities	R$ 63,947,000	R$ 5,075,000
Bottom of Range [Member]
Leases payable and related obligations (Details) [Line Items]
Incremental borrowing rate	6.56%
Top of Range [Member]
Leases payable and related obligations (Details) [Line Items]
Incremental borrowing rate	16.52%